CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Operating activities:
Net loss	¥ (498,337)	$ (69,718)	¥ (499,922)	¥ (245,440)
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	8,173	1,143	2,252	775
Depreciation and amortization	215,075	30,090	152,311	101,786
Accretion of interest expense	15,777	2,207	10,733	21,122
Fair value change of contingent earn-out liabilities	(42,404)	(5,933)	(6,164)	5,165
Deferred rent	57,550	8,052	182,275	33,554
Impairment loss	46,213	6,465	50,614	22,750
Changes in operating assets and liabilities:
Accounts receivable	(831)	(117)	(160)	(84)
Amounts due from related parties	8,940	1,251	(9,963)	(3,703)
Prepaid rent and deposit	49,762	6,962	(75,939)	(13,009)
Advances to suppliers	4,891	684	(2,393)	(13,369)
Other current assets	1,960	274	(21,498)	29,193
Other assets	(5,557)	(777)	(188)	(33)
Accounts payable	16,306	2,281	3,543	(3,450)
Amounts due to related parties	(29,098)	(4,071)	6,922	4,238
Deferred revenue	17,489	2,447	22,182	(691)
Deposits from tenants	49,878	6,978	32,168	(9,536)
Accrued expenses and other current liabilities	(3,976)	(556)	36,179	27,143
Net cash used in operating activities	(88,189)	(12,338)	(117,048)	(43,589)
Investing activities:
Purchases of property and equipment	(341,708)	(47,807)	(674,298)	(274,068)
Purchases of land use rights				(11,450)
Purchases of intangible assets	(613)	(86)
Cash payment for renovation	(29,078)	(4,068)
Reimbursement received for renovation payment	11,971	1,675
Collection of amount due from related parties	7,978	1,116
Net cash used in investing activities	(351,450)	(49,170)	(674,298)	(285,518)
Financing activities:
Proceeds from issuance of ordinary shares			3	3
Proceeds from short-term bank borrowings	84,000	11,752	100,000	70,000
Repayment of short-term bank borrowings	(79,000)	(11,053)	(49,000)	(67,000)
Proceeds from long-term bank borrowings	170,000	23,784		253,045
Repayment of long-term bank borrowings	(49,137)	(6,875)	(108,130)	(37,817)
Proceeds from rental installment loans	1,084,324	151,704	1,886,187	1,020,891
Repayment of rental installment loans	(1,442,810)	(201,857)	(1,523,136)	(785,076)
Acquisition of non-controlling interest	(8,000)	(1,119)
Contribution from non-controlling interest holders				9,800
Proceeds from issuance of preferred shares, net of issuance costs	530,002	74,150	185,132	192,274
Proceeds from capital lease and other financing arrangement payable	327,584	45,831	54,722
Payments For capital lease and other financing arrangement payable	(47,394)	(6,631)	(6,250)	(6,669)
Net cash provided by financing activities	569,569	79,686	539,528	649,451
Effect of foreign exchange rate changes	2,132	298	3,455	(238)
Net increase (decrease) in cash, cash equivalents and restricted cash	132,062	18,476	(248,363)	320,106
Cash, cash equivalents and restricted cash at the beginning of the year	118,752	16,614	367,115	47,009
Cash, cash equivalents and restricted cash at the end of the year	250,814	35,090	118,752	367,115
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	(79,601)	(11,137)	(68,636)	(79,598)
Income taxes paid	(57)	(8)	(1,222)	(719)
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents at the end of the year	159,799	22,357	103,752	365,115
Restricted cash	91,015	12,733	15,000	2,000
Cash, cash equivalents and restricted cash at the end of the year	250,814	35,090	118,752	367,115
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	(253,447)	(35,459)	¥ (411,451)	¥ (85,310)
Purchases of property and equipment included in new capital lease	¥ (21,279)	$ (2,977)